Consolidated Statements of Income - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating revenues:
Gas operating revenues	$ 1,454,639	$ 1,382,087	$ 1,300,154
Construction revenues	1,008,986	739,620	650,628
Total operating revenues	2,463,625	2,121,707	1,950,782
Operating expenses:
Net cost of gas sold	563,809	505,356	436,001
Operations and maintenance	393,199	383,732	384,914
Depreciation and amortization	270,111	253,027	236,817
Taxes other than income taxes	49,393	47,252	45,551
Construction expenses	898,781	647,857	573,284
Total operating expenses	2,175,293	1,837,224	1,676,567
Operating income	288,332	284,483	274,215
Other income and (expenses):
Net interest deductions (Notes 7 and 8)	(71,879)	(72,069)	(63,700)
Other income (deductions)	2,879	7,107	12,300
Total other income and (expenses)	(69,000)	(64,962)	(51,400)
Income before income taxes	219,332	219,521	222,815
Income tax expense (Note 12)	79,902	78,373	77,942
Net income	139,430	141,148	144,873
Net income (loss) attributable to noncontrolling interests	1,113	22	(447)
Net income attributable to Southwest Gas Corporation	$ 138,317	$ 141,126	$ 145,320
Basic earnings per share (Notes 1 and 15)	$ 2.94	$ 3.04	$ 3.14
Diluted earnings per share (Notes 1 and 15)	$ 2.92	$ 3.01	$ 3.11
Average number of common shares outstanding	46,992	46,494	46,318
Average shares outstanding (assuming dilution)	47,383	46,944	46,758